Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 624,254,477	$ 638,922,453
Less: Short-term debt and current portion of long-term debt		129,172,033	96,230,634	$ 6,854
Long-term debt		$ 495,082,444	542,691,819	$ 26,271
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2073	2073
Borrowings		$ 25,362,813	26,213,095
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt		40,722,004	28,852,364
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt		11,743	12,460
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		53,699,481	29,715,776
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 169,142,643	$ 184,089,282
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.00%
Borrowings maturity			2019
Borrowings			$ 14,762,175
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.500% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.50%
Borrowings maturity			2019
Borrowings			$ 7,427,972
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	5.00%	5.00%
Borrowings maturity		2020	2020
Borrowings		$ 11,774,764	$ 41,822,521
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.125%	3.125%	3.125%
Borrowings maturity		2022	2022
Borrowings		$ 30,152,320	$ 31,492,640
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.625%		3.625%
Borrowings maturity		2029
Borrowings		$ 18,845,200
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2035	2035
Borrowings		$ 18,493,360	$ 19,315,420
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%	6.125%	6.125%
Borrowings maturity		2037	2037
Borrowings		$ 6,958,119	$ 7,267,419
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%	6.125%	6.125%
Borrowings maturity		2040	2040
Borrowings		$ 37,690,400	$ 39,365,800
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.375%	4.375%	4.375%
Borrowings maturity		2042	2042
Borrowings		$ 21,671,980	$ 22,635,335
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.375%		4.375%
Borrowings maturity		2049
Borrowings		$ 23,556,500
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,359,340	$ 11,698,885
U.S. dollars [member] | Lines of credit [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis			L + 0.200% and 1.500% - 8.950%
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.50%		5.50%
Borrowings maturity		2020	2019
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.02%		9.02%
Borrowings maturity		2024	2021
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 58,129,292	$ 68,001,125
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.000% Maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			6.00%
Borrowings maturity			2019
Borrowings			$ 10,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.600% Maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.60%	8.60%	8.60%
Borrowings maturity		2020	2020
Borrowings		$ 7,000,000	$ 7,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.45%	6.45%	6.45%
Borrowings maturity		2022	2022
Borrowings		$ 22,500,000	$ 22,500,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.125%	7.125%	7.125%
Borrowings maturity		2024	2024
Borrowings		$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%	0.00%
Borrowings maturity		2025	2025
Borrowings		$ 4,757,592	$ 4,629,425
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.46%	8.46%	8.46%
Borrowings maturity		2036	2036
Borrowings		$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.36%	8.36%	8.36%
Borrowings maturity		2037	2037
Borrowings		$ 5,000,000	$ 5,000,000
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2020	2019
Borrowings interest basis		TIIE + 0.050% - TIIE + 0.090%
Borrowings		$ 22,000,000	$ 4,500,000
Mexican pesos [member] | Lines of credit [member] | Mexican Interbank Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis			TIIE + 0.175%
Borrowings interest rate adjustment			0.175%
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		222,190,375	$ 236,548,891
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,622,118	$ 12,407,214
Euros [member] | Commercial Paper One Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 380,360
Euros [member] | Commercial Paper Two Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 211,311
Euros [member] | Commercial Paper Three Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 211,311
Euros [member] | Commercial Paper Four Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 950,901
Euros [member] | Commercial Paper Five Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 633,934
Euros [member] | Commercial Paper Six Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)		(0.23%)
Borrowings maturity		2020
Borrowings		$ 211,311
Euros [member] | Fixed rate senior notes interest rate 4.125% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.125%
Borrowings maturity			2019
Borrowings			$ 22,558,572
Euros [member] | Exchangable bonds interest rate 0.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%	0.00%
Borrowings maturity		2020	2020
Borrowings		$ 60,051,270	$ 64,107,851
Euros [member] | Fixed rate senior notes interest rate 3.000% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.00%	3.00%	3.00%
Borrowings maturity		2021	2021
Borrowings		$ 21,131,123	$ 22,558,572
Euros [member] | Fixed rate senior notes interest rate 3.125% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.125%	3.125%	3.125%
Borrowings maturity		2021	2021
Borrowings		$ 15,848,342	$ 17,568,739
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.00%	4.00%	4.00%
Borrowings maturity		2022	2022
Borrowings		$ 15,848,342	$ 18,028,031
Euros [member] | Fixed rate senior notes interest rate 4.750% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.75%	4.75%	4.75%
Borrowings maturity		2022	2022
Borrowings		$ 15,848,342	$ 16,918,929
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.50%	3.50%	3.50%
Borrowings maturity		2023	2023
Borrowings		$ 6,339,337	$ 7,132,481
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.259%	3.259%	3.259%
Borrowings maturity		2023	2023
Borrowings		$ 15,848,342	$ 16,918,929
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.50%	1.50%	1.50%
Borrowings maturity		2024	2024
Borrowings		$ 17,961,454	$ 19,174,786
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.50%	1.50%	1.50%
Borrowings maturity		2026	2026
Borrowings		$ 15,848,342	$ 16,918,929
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.75%		0.75%
Borrowings maturity		2027
Borrowings		$ 21,131,123
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.125%	2.125%	2.125%
Borrowings maturity		2028	2028
Borrowings		$ 13,735,230	$ 14,663,072
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2073	2073
Borrowings		$ 11,622,118	$ 12,407,214
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.03%		0.03%
Borrowings maturity		2020	2019
Borrowings		$ 2,113,112	$ 5,526,850
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			(0.10%)
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			0.00%
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		54,962,779	$ 55,223,526
Pound sterling [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,740,695	$ 13,805,881
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	5.00%	5.00%
Borrowings maturity		2026	2026
Borrowings		$ 12,491,541	$ 12,550,801
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.75%	5.75%	5.75%
Borrowings maturity		2030	2030
Borrowings		$ 16,239,003	$ 16,316,042
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.948%	4.948%	4.948%
Borrowings maturity		2033	2033
Borrowings		$ 7,494,924	$ 7,530,481
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.375%	4.375%	4.375%
Borrowings maturity		2041	2041
Borrowings		$ 18,737,311	$ 18,826,202
Pound sterling [member] | GBP NC7 capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2073	2073
Borrowings		$ 13,740,695	$ 13,805,881
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 34,948,736	$ 32,891,187
Brazilian reais [member] | Debenture 103.900% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis			103.900% of CDI
Borrowings maturity			2019
Adjustment of interbank certificate of deposit			103.90%
Borrowings			$ 5,079,720
Brazilian reais [member] | Promissory Note 102.400% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis			102.400% of CDI
Borrowings maturity			2019
Adjustment of interbank certificate of deposit			102.40%
Borrowings			$ 5,079,720
Brazilian reais [member] | Promissory notes 103.250% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis			103.250% of CDI
Borrowings maturity			2019
Adjustment of interbank certificate of deposit			103.25%
Borrowings			$ 1,828,699
Brazilian reais [member] | Debenture 102.900% of CDI maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		102.900% de CDI	102.900% of CDI
Borrowings maturity		2020	2020
Adjustment of interbank certificate of deposit		102.90%	102.90%
Borrowings		$ 7,013,124	$ 7,619,580
Brazilian reais [member] | Debenture 104.000% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.000% de CDI	104.000% of CDI
Borrowings maturity		2021	2021
Adjustment of interbank certificate of deposit		104.00%	104.00%
Borrowings		$ 5,142,958	$ 5,587,692
Brazilian reais [member] | Debenture 104.250% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.250% de CDI	104.250% of CDI
Borrowings maturity		2021	2021
Adjustment of interbank certificate of deposit		104.25%	104.25%
Borrowings		$ 7,083,256	$ 7,695,776
Brazilian reais [member] | Promissory Note CDI + 0.600% maturing 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		CDI + 0.600%
Borrowings maturity		2021
Adjustment of interbank certificate of deposit		0.60%
Borrowings		$ 1,683,150
Brazilian reais [member] | Promissory Note 106.000% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.000% de CDI
Borrowings maturity		2022
Adjustment of interbank certificate of deposit		106.00%
Borrowings		$ 9,350,832
Brazilian reais [member] | Promissory Note 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.500% de CDI
Borrowings maturity		2022
Adjustment of interbank certificate of deposit		106.50%
Borrowings		$ 4,675,416
Brazilian reais [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 27,009
Brazilian reais [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.00%
Borrowings maturity			2019
Brazilian reais [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			6.00%
Borrowings maturity			2027
Japanese yens [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,255,663	$ 2,334,864
Japanese yens [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.95%	2.95%	2.95%
Borrowings maturity		2039	2039
Borrowings		$ 2,255,663	$ 2,334,864
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,562,695	$ 3,904,707
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.961%	3.961%	3.961%
Borrowings maturity		2035	2035
Borrowings		$ 3,562,695	$ 3,904,707
Chilean pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2021
Borrowings interest basis		TAB + 0.350%
Borrowings		$ 4,821,222
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 54,596	$ 64,437
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.70%	8.70%	8.70%
Borrowings maturity		2020	2019
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.97%	8.97%	8.97%
Borrowings maturity		2027	2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,818,358	$ 6,239,571
Peru, Nuevos Soles | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			2019
Borrowings			$ 7,898,595
Peru, Nuevos Soles | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.70%
Peru, Nuevos Soles | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			12.10%
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15,351,211
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.55%		3.55%
Borrowings maturity		2020
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.70%		3.70%
Borrowings maturity		2021